Cover	Dec. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2023
Entity File Number	001-38838
Entity Registrant Name	TSR, Inc.
Entity Central Index Key	0000098338
Entity Tax Identification Number	13-2635899
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Oser Avenue
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Hauppauge
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11788
City Area Code	631
Local Phone Number	231-0333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TSRI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false